Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of Warrant Activity
Expiring in 2017	2,100,545
Expiring in 2018	113,831
Expiring in 2019	6,000,000
Expiring in 2020	11,890,792
Expiring in 2021	3,437,500
Expiring thereafter	3,487,327
27,029,995

Expiring in 2016	-
Expiring in 2017	2,630,545
Expiring in 2018	113,831
Expiring thereafter	21,722,407